Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basic and Diluted Earnings per share
Weighted average basic common shares outstanding									23,380	23,096	21,620
Dilutive effect of contingently convertible notes and warrants									1,499	2,213	1,058
Dilutive effect of stock options, net of assumed repurchase of treasury stock									0	0	4
Dilutive effect of employee stock purchases, net of assumed repurchase of treasury stock									6	5	6
Weighted average dilutive common shares outstanding									24,885	25,314	22,688
Basic:
Net income (loss)									$ 93,004	$ 113,992	$ 100,209
Less: Earning allocated to participating securities									3,643	4,963	5,269
Earnings available to basic common shares									89,361	109,029	94,940
Basic earnings per common share	$ 0.77	$ 1.07	$ 0.70	$ 1.29	$ 0.89	$ 1.34	$ 1.53	$ 0.95	$ 3.82	$ 4.72	$ 4.39
Diluted:
Net income (loss)									93,004	113,992	100,209
Less: Earning allocated to participating securities									3,468	4,599	5,062
Earnings available to diluted common shares									$ 89,536	$ 109,393	$ 95,147
Diluted earnings per common share	$ 0.77	$ 1.03	$ 0.62	$ 1.19	$ 0.81	$ 1.19	$ 1.43	$ 0.88	$ 3.60	$ 4.32	$ 4.19